Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Product revenues, net	$ 9,012	$ 8,879	$ 24,744	$ 23,423	$ 34,005	$ 28,541
Revenues, related party		17	18	52	66	133
Total revenues, net	9,012	8,896	24,762	23,475	34,071	28,674
Operating expenses
Research and development	669	33	1,306	44	77
Change in fair value of contingent consideration		200		100	100	(3,800)
Total operating expenses	13,972	13,516	40,260	42,287	56,748	47,255
Loss from operations	(4,960)	(4,620)	(15,498)	(18,812)	(22,677)	(18,581)
Other income (expense)
Change in fair value of warrants	(680)	598	1,329	2,001	6,456	19,017
Warrant inducement expense					(1,045)	(2,629)
Excess of warrant fair value over offering proceeds					(2,272)
Change in fair value of investment, related party	(2)	(2,212)	(12)	(6,635)	(7,421)	1,747
Loss on debt extinguishment			(316)
Gain on legal settlement					7,385
Interest income (expense), net	8	(142)	(1,995)	(256)	(468)	(195)
Other income (expense), net	(32)	35	154	65	(75)	33
Total other expense	(706)	(1,721)	(840)	(4,825)	2,560	17,973
Loss before income taxes	(5,666)	(6,341)	(16,338)	(23,637)	(20,117)	(608)
Income tax expense	3	1	25	20	14	32
Net loss	$ (5,669)	$ (6,342)	$ (16,363)	$ (23,657)	$ (20,131)	$ (640)
Loss per common share:
Basic	$ (0.98)	$ (4.64)	$ (3.39)	$ (17.57)	$ (13.02)	$ (0.61)
Diluted	$ (0.98)	$ (4.64)	$ (3.39)	$ (17.57)	$ (13.02)	$ (0.61)
Weighted-average common shares outstanding:
Basic	5,773,993	1,366,842	4,833,091	1,346,264	1,546,297	1,056,988
Diluted	5,773,993	1,366,842	4,833,091	1,346,264	1,546,297	1,056,988
Related Party [Member]
Operating expenses
Cost of revenues	$ 4,801	$ 4,495	$ 12,839	$ 11,814	$ 16,789	$ 14,618
Selling, general and administrative	1	74	30	193	152	733
Nonrelated Party [Member]
Operating expenses
Cost of revenues	76	95	496	262	655	567
Selling, general and administrative	$ 8,425	$ 8,619	$ 25,589	$ 29,874	$ 38,975	$ 35,137